Equity-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Award Activity
The following table represents restricted stock award activity for the three months ended March 31, 2014:

	Shares	Wtd. Avg. Grant Price
Restricted shares outstanding, beginning of period	—	$—
Restricted shares granted	421,999	23.05
Restricted shares outstanding, end of period	421,999	$23.05